Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs (Abstract)
Interest and Finance Costs
18.  Interest and Finance Costs:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2009	2010	2011
Interest on long-term debt	$44,905	$28,219	$25,006
Realized losses of interest rate swaps designated as hedging instruments	-	229	704
Imputed and capitalized interest	(1,563)	(1,562)	(61)
Amortization of financing costs	3,823	3,509	3,425
Amortization of convertible notes debt discount	6,154	6,736	7,365
Bank charges and finance costs	3,777	991	694
	$57,096	$38,122	$37,133